Other Income, Net	6 Months Ended
Sep. 30, 2024
Other Income, Net [Abstract]
OTHER INCOME, NET

Note 4 — OTHER INCOME, NET

	Six months ended September 30
	2023	2024	2024
	S$	S$	US$
Gain on foreign currency exchange, net	2,247	183	143
Operating lease modifications	7,025	40,525	31,584
Gain on disposal of property, plant and equipment	5,000	957	746
Rental income	—	20,670	16,109
Fair value change in financial instrument	9,162	3,031	2,362
Government grants	10,607	3,260	2,541
Interest income (Note 10)	—	122,223	95,256
Other income	3,146	9,917	7,729
Toal other income, net	37,187	200,766	156,470

Rental income related to short-term leasing of premises to a third-party customer for the six months ended September 30, 2024.